SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property, Plant & Equipment Estimated Useful Lives
Building and improvements	35 years
Equipment, furniture & fixtures	5 years
Vehicles	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life

Building and improvements	35 years
Equipment, furniture and fixtures	5 years
Software	3 years
Leasehold improvements	The lesser of the lease term or the estimated useful life